Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Class A Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	4,000,000	4,000,000	4,000,000
Common stock, shares issued	2,119,551	1,176,059	2,817
Common stock, shares outstanding	2,119,551	1,176,059	2,817
Class B Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000	20,000,000
Common stock, shares issued	3,020,750	3,020,750	3,891,500
Common stock, shares outstanding	3,020,750	3,020,750	3,891,500
Convertible Series A Preferred Stock
Preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		1,000,000	1,000,000
Preferred stock, shares issued		0	403,640
Preferred stock, shares outstanding		0	403,640